Pension and Postretirement Benefit Plans - Expected Future Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in next fiscal year	$ 19
Expected benefit payments:
2012	874
2013	806
2014	825
2015	819
2016	839
2017-2021	4,891
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in next fiscal year	130
Expected benefit payments:
2012	130
2013	173
2014	174
2015	165
2016	141
2017-2021	706
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in next fiscal year	431
Expected benefit payments:
2012	394
2013	403
2014	416
2015	436
2016	455
2017-2021	2,496
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in next fiscal year	394
Expected benefit payments:
2012	295
2013	308
2014	317
2015	326
2016	331
2017-2021	$ 1,780